[Invesco Aim logo appears here]
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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046
713 626 1919
www.invescoaim.com
January 8, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Growth Series CIK No. 0000202032
Ladies and Gentlemen:
On behalf of AIM Growth Series (the “Fund”), attached herewith for filing, pursuant to the provisions of the Securities Act of 1933, as amended, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a joint proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A, Class B, Class C, and Class Y shares of Invesco Convertible Securities Fund; and

•	Class A, Class B, Class C, and Class Y shares of Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund, Van Kampen Harbor Fund, Van Kampen Leaders Fund, Van Kampen Real Estate Securities Fund and Van Kampen U.S. Mortgage Fund.
Please send copies of all correspondence with respect to the Registration Statement on Form N-14 to my attention or contact me at 713.214.5770.

Very truly yours,
/s/Melanie Ringold
Melanie Ringold
Counsel